Equity	12 Months Ended
Dec. 31, 2017
Equity.
Equity

24Equity

(a)Accounting policy

Common shares are classified in equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium reserve account.

Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

(b)Capital

At December 31, 2017, the Company’s fully subscribed and paid-up capital, in the amount of US$ 133,320 (2016: US$ 1,041,416), comprised 133,320 thousand (2016: 1,041,416 thousand) registered common shares.

(c)Share premium

The share premium, if any, may be freely distributed to the shareholders in accordance with the law by a resolution of the Board of Directors. The constitution and payment of share premium during 2017 are demonstrated in notes 1 (iv), 1 (v) and 1 (x). At December 31, 2017, share premium account is in the amount of US$ 1,123,755.

(d)Reserves

The reserves were created to preserve the undistributed balance of retained earnings to fund expansion projects pursuant to the Company’s investment plan.

(e)Accumulated other comprehensive income (loss)

The Company recognizes in other comprehensive income (loss) the effects of foreign exchange gains/losses on direct and indirect investments abroad.

This account also includes: fair value gains/losses on derivatives designated to mitigate risks related to foreign exchange, commodity prices and interest rates (hedge accounting), and actuarial gains and losses on pension plans.

The changes in the accumulated other comprehensive income (loss) are as follows:

	Exchange
	variation on	Remeasurements with	Hedge
	investm ents abroad	retirement benefits	accounting	Total
At January 1, 2015	(45,297)	2,792	444	(109,857)

Currency translation of investees located abroad	(74,163)	—	—	(74,163)
Remeasurements of retirement benefits	—	535	—	535
Operating cash flow hedge accounting	—	—	5,832	5,832

At December 31, 2015	(119,460)	3,327	6,276	(177,653)

Currency translation of investees located abroad	30,373	—	—	30,373
Operating cash flow hedge accounting	—	—	(16,256)	(16,256)

At December 31, 2016	(89,087)	3,327	(9,980)	(163,536)

Currency translation of investees located abroad	(10,742)	—	—	(10,742)
Operating cash flow hedge accounting	—	—	12,556	12,556
Achievement of remeasurements with retirement benefits	—	(3,327)	—	(3,327)

At December 31, 2017	(99,829)	—	2,576	(165,049)

(f)Earnings per share

Basic and diluted earnings per share were computed as shown in the table below for the periods indicated. Basic earnings per share are computed by dividing the profit (loss) attributable to owners of the parent by the average number of shares for the period. Diluted earnings per share are computed on a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be diluted.

(i)Basic

Earnings per share information have been retroactively adjusted for proportional reductions in the number of shares arising from transfers from Capital to Share Premium, which resulted in the effects bellow:

•	Cancellation of 350,000,000 shares in April 2016;

•	Cancellation of 200,000,000 shares in June 2017,

•	Cancellation of 300,000,000 shares in September 2017 and

•	Cancellation of 428,595,552 shares in October 2017.

		(Restated)	(Restated)
	2017	2016	2015
Profit (loss) attributable to owners of the parent	126,885	93,167	(129,461)
Weighted average number of outstanding common shares (thousands)	116,527	80,699	1,874

Earnings per share in US Dollars	1.09	1.15	(69.08)

(ii)Diluted

As of December 31. 2017, the Company does not have any instrument with potential dilutive effect, therefore basic and dilute earnings per share are the same.

(g)Non-controlling interests

	NEXA CJM (i)		Pollarix S.A. (ii)
Summarised balance sheet	2017	2016	2017	2016
Current assets	1,105,182	1,159,112	6,717	26,128
Current liabilities	469,291	462,428	911	12,667

Current net assets	635,891	696,684	5,806	13,461

Non-current assets	2,852,410	3,070,147	110,246	161,595
Non-current liabilities	987,143	1,107,542	24,978	39,184

Non-current net assets	1,865,267	1,962,605	85,268	122,411

Net assets	2,501,158	2,659,289	91,074	135,872

Accumulated NCI	361,265	385,762	60,716	90,581

(i)	Consolidated amounts, which includes NEXA CJM, NEXA PERU and NEXA ATACOCHA.

(ii)	Consolidated amounts, which includes the energy generation assets Enercan, Capim Branco, Igarapava and Picada.